DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2024
Derivative Liability
DERIVATIVE LIABILITY

NOTE 18 – DERIVATIVE LIABILITY

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2024	$-
Issuance of derivative liabilities	142,319
Change in fair value of derivative liabilities	(142,319)
Ending balance as of December 31, 2024	$-

In applying the Black-Scholes option pricing model to derivatives issued and outstanding during the year ended December 31, 2024, the Company used the following assumptions:

For The Year Ended
December 31,
2024
Risk free interest rate	3.58% - 4.38%
Expected term (years)	1.50 – 5.00
Expected volatility	49.40% - 60.19%
Expected dividends	0.00%

During the year ended December 31, 2024, the Company recorded new derivative liabilities in the aggregate amount of $142,319 related to the PIPE Warrants associated with the PIPE Convertible Notes. See Note 11 – PIPE Convertible Notes for additional details. See Note 17 – Stockholders’ Deficit for warrants issued and deemed to be derivative liabilities.

During the year ended December 31, 2024, the Company recomputed the fair value of the derivative liabilities to be $0. The Company recorded a gain on the change in fair value of these derivative liabilities of $142,319 for the year ended December 31, 2024.